RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 23,526,808	$ 42,328,796
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	57,696,047	72,745,706
Impairment loss in investment in operating limited partnerships	(122,872,037)	(161,650,983)
Historic tax credits - cumulative	978,267	978,267
Less share of loss	(183,255)	(447,007)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	40,854,170	46,045,221
Investments in operating limited partnerships - as reported	0	0
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,140,956)	(1,403,428)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,066,850	988,006
Impairment loss in investment in operating limited partnerships	(337,192)	(409,509)
Historic tax credits - cumulative	570,617	570,617
Less share of loss	(7,136)	(62,488)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(152,183)	316,802
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(984,278)	(930,445)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	325,745	307,183
Impairment loss in investment in operating limited partnerships	(38,116)	(38,116)
Historic tax credits - cumulative	0	0
Less share of loss	(15,685)	(15,685)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	712,334	677,063
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(876,538)	(1,342,882)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	856,165	866,909
Impairment loss in investment in operating limited partnerships	(325,787)	(325,787)
Historic tax credits - cumulative	223,537	223,537
Less share of loss	(7,927)	(7,927)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	130,550	586,150
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,392,317	1,555,007
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	970,072	1,241,388
Impairment loss in investment in operating limited partnerships	(2,213,351)	(4,061,633)
Historic tax credits - cumulative	0	0
Less share of loss	5,691	(7,292)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(154,729)	1,272,530
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,278,780)	(1,072,670)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,267,378	2,084,698
Impairment loss in investment in operating limited partnerships	(1,151,381)	(1,151,381)
Historic tax credits - cumulative	0	0
Less share of loss	(841)	(841)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	163,624	140,194
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(268,984)	(155,992)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	456,606	343,851
Impairment loss in investment in operating limited partnerships	(1,430,062)	(1,359,466)
Historic tax credits - cumulative	0	0
Less share of loss	(31,239)	(31,239)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,273,679	1,202,846
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(5,065,008)	(4,443,416)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,815,872	4,331,079
Impairment loss in investment in operating limited partnerships	(1,350,275)	(1,822,975)
Historic tax credits - cumulative	0	0
Less share of loss	(45,732)	(45,732)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,645,143	1,981,044
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,594,442)	(2,029,960)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,317,831	1,587,855
Impairment loss in investment in operating limited partnerships	(3,487,976)	(4,036,605)
Historic tax credits - cumulative	0	0
Less share of loss	0	(195,417)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,764,587	4,674,127
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,601,638)	(1,206,640)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,819,446	2,842,764
Impairment loss in investment in operating limited partnerships	(930,910)	(2,158,606)
Historic tax credits - cumulative	0	0
Less share of loss	(33,990)	(33,990)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	747,092	556,472
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(313,449)	223,088
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,478,199	2,951,824
Impairment loss in investment in operating limited partnerships	(5,444,545)	(5,444,545)
Historic tax credits - cumulative	0	0
Less share of loss	(39,537)	(39,537)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,319,332	2,309,170
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,084,631)	(814,327)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,083,473	1,907,676
Impairment loss in investment in operating limited partnerships	(2,194,151)	(2,194,151)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,195,309	1,100,802
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,182,450)	(1,472,464)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,188,582	4,016,452
Impairment loss in investment in operating limited partnerships	(3,574,025)	(6,454,920)
Historic tax credits - cumulative	0	0
Less share of loss	(6,859)	(6,859)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,574,752	3,917,791
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,351,336	6,009,792
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,395,101	4,963,274
Impairment loss in investment in operating limited partnerships	(9,175,569)	(13,361,331)
Historic tax credits - cumulative	184,113	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	245,019	2,204,152
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,508,935	2,809,764
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,876,329	1,578,487
Impairment loss in investment in operating limited partnerships	(6,568,884)	(6,467,715)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,183,620	2,079,464
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,488,403	3,684,015
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,354,867	1,642,674
Impairment loss in investment in operating limited partnerships	(3,951,725)	(6,843,156)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,108,455	1,516,467
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(884,003)	1,050,380
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,237,121	3,423,568
Impairment loss in investment in operating limited partnerships	(2,462,259)	(5,230,309)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,109,141	756,361
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,174,145	2,972,631
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	984,727	2,019,997
Impairment loss in investment in operating limited partnerships	(2,406,542)	(6,862,772)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	247,670	1,870,144
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,316,599	1,963,079
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,916,369	7,434,593
Impairment loss in investment in operating limited partnerships	(3,922,795)	(7,809,397)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	689,827	(1,588,275)
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	5,168,309	5,210,561
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	866,648	4,229,837
Impairment loss in investment in operating limited partnerships	(7,194,962)	(10,253,381)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,160,005	812,983
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	767,711	2,593,091
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	97,796	3,894,615
Impairment loss in investment in operating limited partnerships	(233,531)	(4,561,508)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(631,976)	(1,926,198)
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,822,558	4,806,539
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,230,853	2,222,136
Impairment loss in investment in operating limited partnerships	(5,441,719)	(9,078,021)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,388,308	2,049,346
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,243,644)	(305,488)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,483,277	3,234,895
Impairment loss in investment in operating limited partnerships	(5,854,800)	(6,847,483)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,615,167	3,918,076
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	388,430	1,160,438
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,285,267	3,747,535
Impairment loss in investment in operating limited partnerships	(7,195,970)	(7,195,970)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,522,273	2,287,997
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,816,055	4,937,763
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,434,039	3,960,406
Impairment loss in investment in operating limited partnerships	(11,001,252)	(10,917,292)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,751,158	2,019,123
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,407,277)	(644,029)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,416,600	4,381,035
Impairment loss in investment in operating limited partnerships	(5,442,013)	(6,523,727)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,432,690	2,786,721
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	10,366,187	11,346,861
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,226,331	1,542,238
Impairment loss in investment in operating limited partnerships	(16,541,124)	(16,411,048)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	3,948,606	3,521,949
Investments in operating limited partnerships - as reported	0	0
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,891,901	7,827,528
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,244,503	1,000,731
Impairment loss in investment in operating limited partnerships	(13,001,121)	(13,830,179)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,864,717	5,001,920
Investments in operating limited partnerships - as reported	$ 0	$ 0